INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2016
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

        The following table summarizes the Company's intangible assets:

At December 31, 2016	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Technical know-how	1,431	(1,183)	248
Computer software	15,884	(7,710)	8,174

Total intangible assets, net	17,315	(8,893)	8,422

At December 31, 2015	Gross Carrying Amount	Accumulated Amortization	Net
	$	$	$
Power purchase agreements	71,770	(37)	71,733
Technical know-how	1,528	(1,164)	364
Computer software	14,226	(7,385)	6,841

Total intangible assets, net	87,524	(8,586)	78,938

        Amortization expense for the years ended December 31, 2014, 2015 and 2016 were $1,559, $2,235 and $6,544, respectively.

        Amortization expenses of the above intangible assets are expected to be approximately $2.5 million, $2.2 million, $1.4 million, $1.0 million and $1.3 million for the years ended December 31, 2017, 2018, 2019, 2020, 2021 and thereafter, respectively.